Note 20 - Other assets and liabilities	12 Months Ended
Dec. 31, 2019
Other Assets and Liabilities
Disclosure of other assets and liabilities

20. Other assets and liabilities

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Other assets and liabilities: (Millions of Euros)
	2019	2018	2017
Assets
Inventories	581	635	229
Of which: Real estate	579	633	226
Transactions in progress	138	249	156
Accruals	804	702	768
Prepaid expense	573	465	509
Other prepayments and accrued income	231	237	259
Other items	2,277	3,886	3,207
Total other assets	3,800	5,472	4,359
Liabilities
Transactions in progress	39	39	165
Accruals	2,456	2,558	2,490
Accrued expense	2,064	2,119	1,997
Other accrued expense and deferred income	392	439	493
Other items	1,247	1,704	1,894
Total other liabilities	3,742	4,301	4,550